Long-term debt	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Long-term debt [Text Block]

20. Long-term debt

Long-term debt is comprised of the following:

	Dec. 31, 2023	Dec. 31, 2022
Senior unsecured notes (a)	$1,190,586	$1,188,132
Senior secured revolving credit facilities (b)	96,950	(3,970)
	$1,287,536	$1,184,162

(a) Senior unsecured notes

Balance, January 1, 2022	$1,185,805
Accretion of transaction costs and premiums	2,327
Balance, December 31, 2022	$1,188,132
Accretion of transaction costs and premiums	2,454
Balance, December 31, 2023	$1,190,586

As at December 31, 2023, $1,200,000 aggregate principal amount of senior notes were outstanding in two series: (i) a series of 4.50% senior notes due 2026 in an aggregate principal amount of $600,000 and (ii) a series of 6.125% senior notes due 2029 in an aggregate principal amount of $600,000.

The senior notes are guaranteed on a senior unsecured basis by substantially all of the Company's subsidiaries, other than HudBay (BVI) Inc. and certain excluded or unrestricted subsidiaries, which includes CMBC (the Company's 75% owned subsidiary that owns the Copper Mountain mine), and subsidiaries that hold the Copper World and Mason projects as well as any newly formed or acquired subsidiaries that primarily hold or may develop non-producing mineral assets that are in the pre-construction phase of development.

(b) Senior secured revolving credit facilities

Balance, January 1, 2022	$(5,531)
Accretion of transaction costs	1,761
Transaction costs	(200)
Balance, December 31, 2022 [1]	$(3,970)
Proceeds from drawdown, net of repayments	100,000
Accretion of transaction costs	1,627
Transaction costs	(707)
Balance, December 31, 2023	$96,950

[1] Balance, representing deferred transaction costs, is in an asset position.

Hudbay has two senior secured revolving credit facilities with total commitments of $450 million and substantially similar terms and conditions for its Canadian and Peruvian businesses. Hudbay's revolving credit facilities are secured against substantially all of the Company's assets, other than those associated with the Copper Mountain mine and the Arizona business unit.

During the year ended December 31, 2023, Hudbay drew an aggregate of $220,000 and repaid an aggregate of $120,000 under its Canadian revolving credit facility.

At December 31, 2023, we had $10,000 and $90,000 of debt outstanding under our Canadian and Peruvian revolving credit facilities, respectively. The Company may repay any borrowings under the revolving credit facility at any time without premium or penalty.

As at December 31, 2023, the Peru segment had nil in letters of credit issued under the Peru revolving credit facility to support its reclamation obligations and the Manitoba segment had $26,144 in letters of credit issued under the Canadian revolving credit facility to support its reclamation and pension obligations. As at December 31, 2023, we were in compliance with our covenants under the revolving credit facilities.

Surety bonds

The Arizona segment had $12,966 in surety bonds issued to support future reclamation and closure obligations. No cash collateral is required to be posted under these surety bonds.

The British Columbia segment had $15,925 in surety bonds issued to support future reclamation and closure obligations and $5,013 in surety bonds with BC Hydro in relation to the BC Hydro transmission system at the Copper Mountain Mine. No cash collateral is required to be posted under these surety bonds.

Other letters of credit

The Peru segment had $118,048 in letters of credit issued with various Peruvian financial institutions to support future reclamation and other operating matters. No cash collateral is required to be posted under these letters of credit.

On August 22, 2022, Hudbay closed a C$130.0 million bilateral letter of credit facility ("LC Facility") with a major Canadian financial institution. As at December 31, 2023, the Manitoba segment had $56,652 in letters of credit issued under the LC Facility to support its reclamation and pension obligations.

(c) Copper Mountain Bonds

Balance, December 31, 2022	$-
Acquired through the acquisition of Copper Mountain (note 5)	144,981
Principal repayment	(143,000)
Put option premium	(833)
Amortization and write-off of fair value	(1,148)
Balance, December 31, 2023	$-

On April 9, 2021, Copper Mountain completed an offering of $250,000 million of secured bonds ("the Bonds") bearing an annual interest rate of 8.0% with a maturity date of April 9, 2026.

With the acquisition of Copper Mountain on June 20, 2023, a change of control event was triggered and $83,307 of the Bonds were put to Copper Mountain on July 17, 2023 at a price of 101%, plus accrued interest. The principal and premium amounted to $84,140, which was repaid on July 24, 2023.

During the fourth quarter of 2023, Hudbay made a scheduled principal repayment of $5,000 and exercised the early redemption option and redeemed the remaining $54,696 principal amount outstanding of Copper Mountain Bonds on November 30, 2023 at a call price of 104%, plus accrued and unpaid interest to the date of redemption.